Exhibit 99.1

Capital One Prime Auto Receivables Trust
Automobile Receivable - Backed Notes
Series 2006-1

MONTHLY DISTRIBUTION REPORT

Material terms, parties or abbreviations used herein may be found in the transaction documents filed as exhibits to the Form 8-K of the registrant and Capital One Prime Auto Receivables Trust 2006-1 as Co-Registrant, filed with the Securities and Exchange Commission (the Commission) on 3/10/2006.

		Payment Date:	06/15/2006
Servicer:	Capital One Auto Finance, Inc.	Prior Payment/Close Date:	05/15/2006
Seller:	Capital One Auto Receivables, LLC	Monthly Period Beginning:	05/01/2006
Depositor:	Capital One Auto Receivables, LLC	Monthly Period Ending:	05/31/2006
Indenture Trustee:	JPMorgan Chase	Record Date:	06/14/2006
Owner Trustee:	Wilmington Trust Company	Coupon Accrual Begin Date:	05/15/2006
Administrator:	Capital One Auto Finance, Inc.	Coupon Accrual End Date:	06/14/2006
Custodian:	Capital One Auto Finance, Inc.	Days of Interest for Period:	31
Guarantor:	Capital One Financial Corporation	Days in Collection Period:	31
		Months Seasoned:	3

Class	Original Note Balance	Opening Balance	Principal Payment	Accelerated Principal Payment	Optional Principal Payment Amount	Closing Balance	Days	Day Basis	Interest Rate	Calculated Interest	Interest Paid
			Per $1,000	Per $1,000	Per $1,000	Note Pool Factor				Per $1,000	Per $1,000

A1	$212,000,000.00	$154,901,887.60	$33,308,666.54	$0.00	$0.00	$121,593,221.06	31	Actual/360	4.87200%	$649,865.05	$649,865.05
			157.12			0.5736				3.07	3.07

A2	$247,000,000.00	$247,000,000.00	$0.00	$0.00	$0.00	$247,000,000.00	30	30/360	5.04000%	$1,037,400.00	$1,037,400.00
						1.0000				4.20	4.20

A3	$365,000,000.00	$365,000,000.00	$0.00	$0.00	$0.00	$365,000,000.00	30	30/360	4.99000%	$1,517,791.67	$1,517,791.67
						1.0000				4.16	4.16

A4	$146,844,000.00	$146,844,000.00	$0.00	$0.00	$0.00	$146,844,000.00	30	30/360	5.01000%	$613,073.70	$613,073.70
						1.0000				4.18	4.18

B1	$29,156,000.00	$29,156,000.00	$0.00	$0.00	$0.00	$29,156,000.00	30	30/360	5.13000%	$124,641.90	$124,641.90
						1.0000				4.28	4.28

TOTAL	$1,000,000,000.00	$942,901,887.60	$33,308,666.54 33.31	$0.00	$0.00	$909,593,221.06 0.9096				$3,942,772.32	$3,942,772.32 3.94

Capital One Prime Auto Receivables Trust
Series 2006-1

RECONCILIATION OF COLLECTION ACCOUNT:

Available Funds:
	Scheduled and Prepayment Principal Cash Received	33,842,030.23
	Liquidation Proceeds Collected During Period	0.00
	Receivables Repurchase Amounts	155,927.77
	Interest Collected on Receivables	5,683,135.39
	Return of Excess Deposit - Prefunding Account	—
	Advances from the Reserve Fund	—
	Release from Reserve Fund Account	—
	Investment Earnings on Trust Accounts
	Collection Account	125,257.42
	Transfer from Reserve Fund	49,661.88
	Transfer from Pre-Funding Account	—
	Optional Note Redemption Prepayment Amount	—

	Total Available Funds		39,856,012.69

Distributions:
	Trustee Fees	—
	Servicing Fees	401,918.96
	Class A Noteholders’ Accrued Note Interest	3,818,130.42
	Shortfall - Class A Noteholders’ Accrued Note Interest	—
	First Allocation of Principal	4,152,666.54
	Class B Noteholders’ Accrued Note Interest	124,641.90
	Shortfall - Class B Noteholders’ Accrued Note Interest	—
	Second Allocation of Principal	29,156,000.00
	Deposit/(Release) to/from Reserve Account, to Required Level	2,202,654.87
	Other Amounts Due to the Trustees	—
	Optional Note Redemption Amount Prepayment Amount / EOD Prin Payment	—
	Distribution to the Equity Certificate Holder	—

	Total Distributions		39,856,012.69

Capital One Prime Auto Receivables Trust
Series 2006-1

MONTHLY PERIOD RECEIVABLES PRINCIPAL BALANCE CALCULATION:

Beginning of Period Aggregate Principal Balance		964,605,511.61
Purchase of Subsequent Receivables		0.00
Monthly Principal Amounts
Regular Principal Received	18,024,836.19
Prepaid Principal Received	15,817,194.04
Defaulted Receivables	78,196.32
Principal Portion of Repurchased Receivables	154,956.53
Cram Down Losses and other non-cash adjustments	179.11
Total Monthly Principal Amounts		34,075,362.19
End of Period Aggregate Receivables Balance		930,530,149.42
Pool Factor (End of period Aggregate Receivables Balance / Original Pool Balance)		0.9096

RECONCILIATION OF PRE-FUNDING ACCOUNT:

Beginning of Period Pre-Funding Account Balance		0.00
Purchase of Subsequent Receivables	0.00
Investment Earnings	0.00
Investment Earning Transfer to Collection Account	0.00
Payment of Mandatory Prepayment Amount	0.00
End of Period Pre-Funding Account Balance		0.00

Capital One Prime Auto Receivables Trust
Series 2006-1

RECONCILIATION OF RESERVE ACCOUNT:

Beginning of Period Reserve Account Balance		14,219,758.14
Deposits to Reserve Account - Subsequent Fundings		0.00
Subtotal		14,219,758.14
Reserve Account Requirement	18,610,602.99
Reserve Acount Shortfall / (Excess)	4,390,844.85
Deposit to Reserve Fund, to Required Level		2,202,654.87
Release from Reserve Account		0.00
End of Period Reserve Account Balance		16,422,413.01
Change in Reserve Account Balance from Prior Period		2,202,654.87
EOP Shortfall		2,188,189.98

PREFUNDED LOANS

Purchases	Units	Cut-off Date	Closing Date	Original Pool Balance
Initial Purchase	51,211	03/02/2006	03/09/2006	$864,767,160.76
Subsequent Purchase #1	9,994	04/23/2006		$158,250,977.65
Subsequent Purchase #2	0			$0.00
Subsequent Purchase #3	0			$0.00
Total	61,205			$1,023,018,138.41

Capital One Prime Auto Receivables Trust
Series 2006-1

ASSET PERFORMANCE

Monthly Period And Cumulative Number of Receivables Calculation:	Cumulative	Current
Beginning Number of Receivables	51,211	59,243
Number of Subsequent Receivables Purchased	9,994	0
Number of Receivables Defaulted During Period	3	2
Number of Receivables Purchased During Period	37	10
Number of Receivables Paid-Off During Period	3,119	1,185
Ending Number of Receivables	58,046	58,046

Statistical Data (Current and Historical):	Initial	Total, Incl. Subseq. Additions	Prev. Month	Current
Weighted Average APR of the Receivables	7.02%	7.08%	7.07%	7.06%
Weighted Average Remaining Term of the Receivables	57.09	57.11	55.99	55.15
Weighted Average Original Term of the Receivables	60.59	60.60	60.59	60.59
Average Receivable Balance	16,886.36	16,714.62	16,282.19	16,030.91

Receivables with Scheduled Payment Delinquent	Units	Dollars	Percentage
31-60 days	153	2,464,133	0.26%
61-90 days	26	375,002	0.04%
over 90 days	16	229,205	0.02%
Receivables with Scheduled Payment Delinquent More Than 60 Days at the End of Period	42	604,207	0.06%

Capital One Prime Auto Receivables Trust
Series 2006-1

Delinquency Ratio:
Receivables with Scheduled Payment Delinquent More Than 60 Days at the End of Period	604,206.85
Repossessed Receivables with Scheduled Payment Delinquent Between 0 and 60 Days at the End of Period	32,052.29
Subtotal:	636,259.14
End of Period Current Principal Balance	930,530,149.42
Delinquency Ratio		0.07%

Current Net Charge-off Rate:

Receivables becoming Defaulted Receivables during period	78,196.32
Cram Down Losses occurring during period	179.11
Liquidation Proceeds collected during period	0.00
Net Losses during period	78,375.43
Monthly Annualized Net Charge-Off Ratio		0.10%

OFFICER’S CERTIFICATION

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Report as dated below.

OFFICERS’ CERTIFICATE

The undersigned hereby certifies that he or she is an Authorized Officer of Capital One Auto Finance, Inc. (the “Servicer”) and this Monthly Servicer Report complies with the requirements of, and is being delivered pursuant to, the Sale and Servicing Agreement dated as of March 9, 2006, as amended, by and among the Servicer, Capital One Prime Auto Receivables Trust 2006-1, as Issuer, Capital One Auto Receivables, LLC, as Seller, and JPMorgan Chase Bank, as Indenture Trustee.

CAPITAL ONE AUTO FINANCE, INC.
as Servicer

By:	/s/ Steve Richter
Name:	Steve Richter
Title:	Assistant Vice President
Date:	06/12/2006